UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-09395

Third Avenue Variable Series Trust
(Exact name of registrant as specified in charter)

622 Third Avenue, 32nd Floor, New York NY	10017
(Address of principal executive offices)	(Zip code)

W. James Hall III, General Counsel, 622 Third Avenue, New York NY 10017
(Name and address of agent for service)

Registrant’s telephone number, including area code: 800-443-1021

Date of fiscal year end: December 31, 2009

Date of reporting period: March 31, 2009

     Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 284.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 280.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

     A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

The Trust’s schedule of investments pursuant to Rule 30(b)1-5 under the Investment Company Act of 1940, as amended (the “Act”), is as follows:

Third Avenue Variable Series Trust
Third Avenue Value Portfolio
Portfolio of Investments
at March 31, 2009
(Unaudited)

	Principal			Value
	Amount (†)		Issues	(Note 1)
Corporate Bonds - 7.20%
			GMAC LLC:
Auto & Related - 2.97%	2,000,000		7.750%, due 1/19/10	$1,562,448
	3,975,000		7.250%, due 3/2/11	2,588,679
	1,000,000	CAD	GMAC Canada, Ltd., 2.336%, due 5/22/09 (c)	786,699
				4,937,826

Consumer Products - 0.57%	1,001,003		Home Products International, Inc., 2nd Lien, Convertible, PIK,
			6.000%, due 3/20/17 (a)	943,545

Financial Insurance - 2.24%	12,000,000		MBIA Insurance Corp., 14.000%, due 1/15/33 (c) (e)	3,722,064

Home Development - 0.50%	1,750,000		Standard Pacific Corp., 6.250%, due 4/1/14	831,250

Telecommunications - 0.58%	5,000,000		Nortel Networks, Ltd. (Canada), 10.125%, due 7/15/13 *	962,500

U.S. Real Estate Operating Companies - 0.34%	1,000,000		Forest City Enterprises, Inc., 3.625%, due 10/15/11	570,000

			Total Corporate Bonds
			(Cost $19,718,831)	11,967,185

	Shares
Common Stocks - 82.92%
Annuities & Mutual Fund	239,000		Bank of New York Mellon Corp. (The)	6,751,750
Management & Sales - 4.06%

Automotive - 10.29%	794,300		Toyota Industries Corp. (Japan)	17,109,112

Consumer Products - 0.00%#	33,915		Home Products International, Inc. (a) (b)	1,696

Depository Institutions - 0.06%	96,000		Chong Hing Bank, Ltd. (Hong Kong)	107,761

Diversified Operations - 6.72%	433,137		Brookfield Asset Management, Inc., Class A (Canada)	5,968,628
	2,090,967		Wharf (Holdings), Ltd. (The) (Hong Kong)	5,206,139
				11,174,767

Electronics Components - 1.23%	225,913		AVX Corp.	2,051,290

Financial Insurance - 3.36%	1,075,000		Ambac Financial Group, Inc.	838,500
	843,492		MBIA, Inc. (b)	3,863,193
	80,000		MGIC Investment Corp.	113,600
	428,917		Radian Group, Inc.	780,629
				5,595,922

Financial Services - 0.30%	176,000		CIT Group, Inc.	501,600

Holding Companies - 21.67%	2,292,000		Cheung Kong Holdings, Ltd. (Hong Kong)	19,754,376
	232,000		Guoco Group, Ltd. (Hong Kong) (f)	1,292,484
	455,000		Investor AB, Class A (Sweden)	5,488,753
	90,800		Jardine Matheson Holdings, Ltd. (Hong Kong) (f)	1,652,560
	15,000		Pargesa Holding SA (Switzerland)	795,893
	116,927		RHJ International (Belgium) (b)	418,162
	3,944,000		Wheelock & Co., Ltd. (Hong Kong)	6,633,153
				36,035,381

Home Development - 0.82%	43,700		MDC Holdings, Inc.	1,360,818

Non-U.S. Real Estate Operating	1,085,000		Hang Lung Group, Ltd. (Hong Kong)	3,304,780
Companies - 15.56%	1,200,000		Hang Lung Properties, Ltd. (Hong Kong)	2,823,067
	5,180,000		Henderson Land Development Co., Ltd. (Hong Kong)	19,752,253
				25,880,100

Oil & Gas	87,500		Cimarex Energy Co.	1,608,250
Production & Services - 4.68%	34,000		EnCana Corp. (Canada)	1,380,740
	480,000		Nabors Industries, Ltd. (Bermuda) (b)	4,795,200
				7,784,190

Steel & Specialty Steel - 6.12%	152,300		POSCO, ADR (South Korea)	10,178,209

Telecommunications - 2.28%	790,395		Sycamore Networks, Inc. (b)	2,110,355
	368,100		Tellabs, Inc. (b)	1,685,898
				3,796,253

See accompanying notes to the Portfolio of Investments.

Third Avenue Variable Series Trust
Third Avenue Value Portfolio
Portfolio of Investments (continued)
at March 31, 2009
(Unaudited)

			Value
	Shares	Issues	(Note 1)
Common Stocks (continued)
U.S. Real Estate Operating	467,191	Forest City Enterprises, Inc., Class A	$1,681,888
Companies - 2.78%	142,008	Tejon Ranch Co. (b)	2,935,305
			4,617,193

Utilities, Utility Service Companies	379,400	Covanta Holding Corp. (b)	4,966,346
& Waste Management - 2.99%
		Total Common Stocks
		(Cost $234,200,018)	137,912,388

	Partnership
	Units
Limited Partnerships - 0.18%
Infrastructure - 0.18%	22,819	Brookfield Infrastructure Partners LP (g)	301,667

		Total Limited Partnerships
		(Cost $448,925)	301,667

	Principal
	Amount ($)
Short Term Investments - 7.60%
Repurchase Agreement - 2.79%	4,639,566	JPMorgan Securities, Inc., 0.11%, dated 3/31/09, due 4/1/09 (d)	4,639,566

U.S. Government Obligations - 4.81%	8,000,000	U.S. Treasury Bill, 0.06%‡ , due 4/30/09	7,999,617

		Total Short Term Investments
		(Cost $12,639,183)	12,639,183

		Total Investment Portfolio - 97.90%
		(Cost $267,006,957)	162,820,423

		Other Assets less Liabilities - 2.10%	3,500,289

		NET ASSETS - 100.00%
		(Applicable to 15,359,817 shares outstanding)	$166,320,712

		NET ASSET VALUE PER SHARE	$10.83

Notes:
(a)	Fair-valued security.
(b)	Non-income producing security.
(c)	Variable rate security.
(d)	Repurchase agreement collateralized by U.S. Treasury Note, par value $4,580,000, due 11/15/09, value $4,776,446.
(e)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers.
(f)	Incorporated in Bermuda.
(g)	Bermuda exempted limited partnership.
*	Issuer in default.
#	Amount represents less than 0.01% of total net assets.
†	Denominated in U.S. Dollars unless otherwise noted.
‡	Annualized yield at date of purchase.
ADR: American Depository Receipt.
CAD: Canadian Dollar.
PIK: Payment-in-kind.

Country Concentration

% of
Net Assets
Hong Kong	36.39%
United States	32.72
Japan	10.29
South Korea	6.12
Canada	5.47
Sweden	3.30
Bermuda	2.88
Switzerland	0.48
Belgium	0.25
Total	97.90%

See accompanying notes to the Portfolio of Investments.

Third Avenue Variable Series Trust
Third Avenue Value Portfolio
Notes to Portfolio of Investments
March 31, 2009
(Unaudited)

1. SUMMARY OF ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Organization:

Third Avenue Variable Series Trust (the “Trust”) is an open-end, non-diversified management investment company organized as a Delaware statutory trust pursuant to a Trust Instrument dated June 16, 1999. The Trust currently consists of one non-diversified (within the meaning of Section 5(b)(2) of the Investment Company Act) investment series, Third Avenue Value Portfolio (the "Portfolio").

Accounting policies:

The policies described below are followed consistently by the Portfolio and are in conformity with accounting principles generally accepted in the United States of America.

Security valuation:

Generally, the Portfolio’s investments are valued at market value. Securities traded on a principal stock exchange or the National Association of Securities Dealers Automated Quotation System (“NASDAQ”) are valued at the last quoted sales price, the NASDAQ official close price, or in the absence of closing sales prices on that day, securities are valued at the mean between the closing bid and asked price. In accordance with procedures approved by the Trust’s Board of Trustees (the “Board”), the Portfolio may adjust the prices of securities traded in foreign markets, as appropriate, to reflect the fair value as of the time the Portfolio’s net asset value is calculated. Temporary cash investments are valued at cost, plus accrued interest, which approximates market. Short-term debt securities with original or remaining maturities in excess of 60 days are valued at the mean of their quoted bid and asked prices. Short-term debt securities with 60 days or less to maturity are amortized to maturity based on their cost.

The Portfolio may invest up to 15% of its total net assets in securities which are not readily marketable, including those which are restricted as to disposition under applicable securities laws (“restricted securities”). Restricted securities and other securities and assets for which market quotations are not readily available are valued at “fair value”, as determined in good faith by the Trust’s Valuation Committee as authorized by the Board of the Trust, under procedures established by the Board. At March 31, 2009, such securities had a total fair value of $945,241 or 0.57% of net assets. Among the factors considered by the Trust’s Valuation Committee in determining fair value are: the type of security, trading in unrestricted securities of the same issuer, the financial condition of the issuer, the percentage of the Portfolio’s beneficial ownership of the issuer’s common stock and debt securities, the operating results of the issuer, the discount from market value of any similar unrestricted securities of the issuer at the time of purchase and liquidation values of the issuer. The fair values determined in accordance with these procedures may differ significantly from the amounts which would be realized upon disposition of the securities. Restricted securities often have costs associated with subsequent registration. The restricted securities currently held by the Portfolio are not expected to incur any material future registration costs.

Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157 “Fair Value Measurements” (“FAS 157”):

FAS 157 clarifies the definition of fair value for financial reporting, establishes a framework for measuring fair value and requires additional disclosures about the use of fair value measurements. The three levels of the fair value hierarchy under FAS 157 are described below:

  Level 1 – quoted prices in active markets for identical securities

  Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

  Level 3 – significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The summary of inputs used to determine the fair valuation of the Portfolio’s investments as of March 31, 2009 is as follows:

Third Avenue Variable Series Trust
Third Avenue Value Portfolio
Notes to Portfolio of Investments (continued)
March 31, 2009
(Unaudited)

	Investments in Securities
Valuation Inputs	(Market Value)
Level 1 - Quoted Prices	$60,165,992
Level 2 - Other Significant Observable Inputs	101,709,190	*
Level 3 - Significant Unobservable Inputs	945,241
Total Market Value of Investments	$162,820,423

* Includes certain securities trading primarily outside the U.S. whose values were adjusted as a result of significant market movements following the close of local trading.

Following is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value:

Investments in Securities
(Market Value)
Balance as of 12/31/08	$945,437
Change in unrealized appreciation/(depreciation) †	(29,172)
Payment-in-kind interest	28,976
Balance as of 3/31/09	$945,241

† Net change in unrealized appreciation/(depreciation) on Level 3 investments still held at March 31, 2009.

Repurchase agreements:

The Portfolio may invest excess cash in repurchase agreements whereby the Portfolio purchases securities, which serve as collateral, with an agreement to resell such collateral at the maturity date of the repurchase agreement. Securities pledged as collateral for repurchase agreements are held by the Portfolio's custodian bank until maturity of the repurchase agreement. Provisions in the agreements require that the market value of the collateral is at least equal to the repurchase value in the event of default. In the event of default, the Portfolio has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. Under certain circumstances, in the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings.

Security transactions:

Security transactions are accounted for on a trade date basis.

Foreign currency translation and foreign investments:

The books and records of the Portfolio are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars as follows:

  Investments denominated in foreign currencies: At the prevailing rates of exchange on the valuation date.
  Investment transaction: At the prevailing rates of exchange on the date of such transactions.

2. INVESTMENTS

The following information is based upon the book basis of investments securities as of March 31, 2009:

Gross unrealized appreciation	$4,504,612
Gross unrealized depreciation	(108,691,146)
Net unrealized depreciation	$(104,186,534)
Aggregate book cost	$267,006,957

For additional information regarding the accounting policies of the Portfolio, refer to the most recent financial statements in the N-CSR filing at www.sec.gov.

Item 2. Controls and Procedures.

(a)

The Trust's principal executive officer and principal financial officer have evaluated the Trust's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act) within 90 days of this filing and have concluded that the Trust's disclosure controls and procedures (required by Rule 30a-3(b) under the Act) were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-Q was recorded, processed, summarized, and reported timely.

(b)

The Trust's principal executive officer and principal financial officer are aware of no changes in the Trust's internal control over financial reporting that occurred during the Trust's most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 3. Exhibits.

(a) Separate certifications of the Principal Executive Officer and Principal Financial Officer pursuant to Rule 30a-2(a) under the Act.

SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): Third Avenue Variable Series Trust

By: /s/ David M. Barse

Name: David M. Barse

Title: Principal Executive Officer

Date: May 1, 2009

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ David M. Barse

Name: David M. Barse

Title: Principal Executive Officer

Date: May 1, 2009

By: /s/ Vincent J. Dugan

Name: Vincent J. Dugan

Title: Principal Financial Officer

Date: May 1, 2009